CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related party transaction, net revenue	¥ 29,293	¥ 37,580	¥ 27,248
Interest expense, related party	31,215	30,232	31,851
Cost of revenues [Member]
Related party transaction, cost of revenues	118,568	36,688	34,963
Sales and marketing expenses [Member]
Related party transaction, operating expenses	12,283	11,274	7,218
Research and development expenses [Member]
Related party transaction, operating expenses	27,768	19,594	18,992
General and administrative expenses [Member]
Related party transaction, operating expenses	¥ 13,818	¥ 4,075	¥ 5,921